United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2026

Date of reporting period: November 30, 2025

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.0%
Communication Services - 0.0%
Software - 0.0%
Internap Holding LLCA B C	63,490	$0

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C	533,359	0

Financials - 0.0%
Financial Services - 0.0%
GEE Acquisition Holdings Corp.A B C	94,492	0

Industrials - 0.0%
Communications Equipment - 0.0%
4L Technologies, Inc.A	140,935	1,409

Total Common Stocks (Cost $3,589,610)		1,409

PREFERRED STOCKS - 0.0% (Cost $339,302)
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C D	2,077,530	0

	Principal Amount
BANK LOAN OBLIGATIONSE - 84.2%
Basic Materials - 1.4%
Chemicals - 1.4%
Hexion Holdings Corp., 7.960%, Due 3/15/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	$271,169	263,598
INEOS Quattro Holdings U.K. Ltd., 8.166%, Due 10/7/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	99,185	73,460
INEOS U.S. Finance LLC, 7.166%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	94,068	79,252
Natgasoline LLC, 9.502%, Due 3/29/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	109,308	109,764
Qnity Electronics, Inc., 5.804%, Due 11/1/2032, Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.000%)	265,000	265,663

		791,737

Total Basic Materials		791,737

Communications - 9.4%
Advertising - 0.2%
Clear Channel Outdoor Holdings, Inc., 8.030%, Due 8/23/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	145,000	145,103

Internet - 2.4%
CNT Holdings I Corp., 6.090%, Due 11/8/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	254,361	254,651
MH Sub I LLC, 8.166%, Due 12/31/2031, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	398,995	324,351
Proofpoint, Inc., 6.916%, Due 8/31/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	588,506	590,766
PUG LLC, 8.666%, Due 3/15/2030, 2024 Extended Term Loan BF	236,943	230,872

		1,400,640

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Communications - 9.4% (continued)
Media - 3.8%
Altice France SA, 10.860%, Due 5/31/2031, 2025 USD Term Loan B14, (3 mo. USD Secured Overnight Financing Rate + 6.875%)	$311,891	$312,539
Cengage Learning, Inc., 7.322% - 7.416%, Due 3/24/2031, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%, 3 mo. USD Secured Overnight Financing Rate + 3.500%)	364,083	361,145
DirecTV Financing LLC, 9.352%, Due 8/2/2029, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	116,879	116,946
iHeartCommunications, Inc., 9.805%, Due 5/1/2029, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.775%)	69,824	62,131
NEP Group, Inc., 8.416%, Due 10/17/2031, 2025 Term Loan BF	274,757	253,326
Nexstar Broadcasting, Inc., 6.416%, Due 6/28/2032, 2025 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	219,450	219,843
Sunrise Financing Partnership, 8.750%, Due 2/16/2032, Term Loan AAA1F	210,000	210,149
Univision Communications, Inc.,
Due 1/31/2029, 2024 Term Loan BF	40,000	39,575
8.252%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	289,253	288,651
Virgin Media Bristol LLC, 7.052%, Due 3/31/2031, 2023 USD Term Loan Y, (6 mo. USD Secured Overnight Financing Rate + 3.175%)	235,000	230,481
Ziggo Financing Partnership, 6.706%, Due 4/30/2028, USD Term Loan IF	83,539	83,483

		2,178,269

Telecommunications - 3.0%
CommScope, Inc., 8.666%, Due 12/17/2029, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	565,000	567,667
Frontier Communications Corp., Due 7/1/2031, 2025 Term Loan BF	195,000	194,696
GOGO Intermediate Holdings LLC, 7.780%, Due 4/30/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	210,000	203,962
Lumen Technologies, Inc., 6.380%, Due 4/16/2029, 2024 Extended Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.350%)	533,777	530,243
Zayo Group Holdings, Inc., 7.530%, Due 3/11/2030, 2025 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	236,939	224,400

		1,720,968

Total Communications		5,444,980

Consumer, Cyclical - 18.1%
Auto Manufacturers - 0.4%
Allison Transmission, Inc., Due 11/5/2032, 2025 Incremental Term Loan BF	260,000	260,780

Auto Parts & Equipment - 1.4%
American Axle & Manufacturing, Inc., Due 2/24/2032, 2025 Incremental Term Loan CF	160,000	160,000
Clarios Global LP, 6.416%, Due 5/6/2030, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	573,555	573,269
DexKo Global, Inc., 7.780%, Due 10/4/2028, 2021 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	104,496	102,959

		836,228

Distribution/Wholesale - 2.1%
Gates Global LLC, 5.666%, Due 6/4/2031, 2024 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	608,463	608,433
Openlane, Inc., 6.365%, Due 10/8/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	200,000	200,000
Resideo Funding, Inc.,
5.839%, Due 6/13/2031, 2024 M&A 1st lien Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.000%)	90,570	90,484
6.038%, Due 8/13/2032, 2025 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	290,000	289,774

		1,188,691

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Consumer, Cyclical - 18.1% (continued)
Entertainment - 6.4%
Caesars Entertainment, Inc., 6.166%, Due 2/6/2031, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	$593,494	$586,324
Crown Finance U.S., Inc., 8.343%, Due 12/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	344,175	343,704
Delta 2 Lux SARL, 5.752%, Due 9/30/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	278,794	278,794
Flutter Financing BV,
6.002%, Due 6/4/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	74,813	74,563
5.752%, Due 11/30/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	724,526	721,360
Light & Wonder International, Inc., 6.209%, Due 4/14/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	191,339	191,497
Live Nation Entertainment, Inc., 5.950%, Due 10/21/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	200,000	200,000
Motion Finco SARL, 7.502%, Due 11/12/2029, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	94,763	81,417
Ontario Gaming GTA LP, 8.240%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	239,391	223,005
OVG Business Services LLC, 6.916%, Due 6/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	429,320	428,517
Six Flags Entertainment Corp., 5.916%, Due 5/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	239,394	232,961
TKO Worldwide Holdings LLC, 5.868%, Due 11/21/2031, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	79,800	80,043
Voyager Parent LLC, 8.752%, Due 7/1/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	265,000	264,979

		3,707,164

Food Service - 0.9%
Aramark Services, Inc., 5.916%, Due 6/22/2030, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	87,782	87,942
Golden State Food LLC, 8.163%, Due 12/4/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	430,465	432,053

		519,995

Home Furnishings - 0.9%
AI Aqua Merger Sub, Inc., 6.854% - 6.873%, Due 7/31/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%, 3 mo. USD Secured Overnight Financing Rate + 3.000%)	528,509	529,809

Leisure Time - 1.3%
Alterra Mountain Co., 6.416%, Due 5/31/2030, 2025 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	30,000	30,038
GBT U.S. III LLC, 6.358%, Due 7/25/2031, 2025 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	187,334	187,484
LC AHAB U.S. Bidco LLC, 6.916%, Due 5/1/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	339,144	339,920
SGH2 LLC, 8.508%, Due 8/18/2032, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	175,000	175,224

		732,666

Lodging - 0.6%
Fertitta Entertainment LLC, 7.166%, Due 1/27/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	349,096	348,624

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Consumer, Cyclical - 18.1% (continued)
Retail - 4.1%
Boots Group Bidco Ltd., 7.416%, Due 8/30/2032, USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	$175,000	$176,094
EG America LLC, 7.322%, Due 2/7/2028, 2025 USD Repriced Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	234,413	235,146
Great Outdoors Group LLC, Due 1/23/2032, 2025 Term Loan BF	210,000	210,420
LBM Acquisition LLC, 7.810%, Due 6/6/2031, 2024 Incremental Term Loan BF	164,167	154,453
LSF9 Atlantis Holdings LLC, 7.752%, Due 3/29/2029, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	316,000	316,000
Michaels Cos., Inc., 8.513%, Due 4/17/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	84,635	81,030
NPC International, Inc., Due 4/19/2026, 1st Lien Term LoanB C F	753,204	0
PetSmart, Inc., 7.960%, Due 8/18/2032, 2025 USD Term Loan BF	215,000	213,028
Staples, Inc., 9.604%, Due 9/4/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.750%)	159,194	149,195
Whatabrands LLC, 6.416%, Due 8/3/2028, 2024 1st Lien Term Loan BF	523,492	524,529
White Cap Buyer LLC, 7.123%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	331,966	332,809

		2,392,704

Total Consumer, Cyclical		10,516,661

Consumer, Non-Cyclical - 16.1%
Biotechnology - 0.3%
Genmab AS, Due 11/19/2032, Term Loan BF	140,000	140,466

Commercial Services - 7.7%
AlixPartners LLP, 5.916%, Due 8/12/2032, 2025 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	376,572	376,056
Allied Universal Holdco LLC, 7.166%, Due 8/20/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	345,000	346,252
Boost Newco Borrower LLC, 6.002%, Due 1/31/2031, 2025 USD Term Loan B2, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	90,801	90,937
Camelot U.S. Acquisition LLC, 6.666%, Due 1/31/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	220,000	216,385
Creative Artists Agency LLC, 6.416%, Due 10/1/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	188,318	188,604
EAB Global, Inc., 6.916%, Due 8/16/2030, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	109,481	101,704
Eagle Parent Corp., 8.252%, Due 4/2/2029, 2022 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	318,708	318,160
Garda World Security Corp., 6.948%, Due 2/1/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	363,170	362,444
Grant Thornton Advisors LLC, 6.666%, Due 6/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	588,656	587,555
ION Platform Finance U.S., Inc., 7.685%, Due 10/7/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	340,000	322,789
Prime Security Services Borrower LLC, 5.585%, Due 3/7/2032, 2025 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	938,032	932,404
Veritiv Corp., 8.002%, Due 12/2/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	117,088	115,947
Vestis Corp., 6.072%, Due 2/22/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	36,503	32,853
VT Topco, Inc., 6.873%, Due 8/9/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	112,520	110,860
Wand NewCo 3, Inc., 6.416%, Due 1/30/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	347,310	347,276

		4,450,226

Food - 1.5%
Froneri Lux Finco SARL, 6.122%, Due 8/2/2032, 2025 USD Term Loan B6, (6 mo. USD Secured Overnight Financing Rate + 2.250%)	600,000	600,030
Savor Acquisition, Inc.,
3.000%, Due 2/19/2032, Delayed Draw Term Loan + 0.030%)G	21,275	21,381

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Consumer, Non-Cyclical - 16.1% (continued)
Food - 1.5% (continued)
Savor Acquisition, Inc., (continued)
6.840%, Due 2/19/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	$224,948	$226,073

		847,484

Health Care - Services - 3.7%
ADMI Corp.,
7.405%, Due 12/23/2027, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.375%)	90,546	84,123
7.780%, Due 12/23/2027, 2021 Incremental Term Loan B3F	134,519	125,103
Aveanna Healthcare LLC, 7.666%, Due 9/17/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	210,000	210,956
LifePoint Health, Inc., 7.335%, Due 5/19/2031, 2024 Incremental Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	476,655	477,027
Pacific Dental Services LLC, Due 3/15/2031, 2024 Term Loan BF	120,000	120,203
Parexel International Corp., 6.166%, Due 11/15/2028, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	583,530	585,695
Radiology Partners, Inc., 8.502%, Due 6/30/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	350,000	348,369
Team Health Holdings, Inc., 8.340%, Due 6/30/2028, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	194,513	194,701

		2,146,177

Household Products/Wares - 0.2%
Lavender Dutch BorrowerCo BV, Due 9/27/2032, Term LoanF	140,000	140,263

Pharmaceuticals - 2.7%
Bausch Health Cos., Inc., 10.166%, Due 10/8/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	109,725	108,244
Gainwell Acquisition Corp., 8.102%, Due 10/1/2027, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	428,691	423,868
Perrigo Investments LLC, 5.916%, Due 4/20/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	362,284	363,037
Southern Veterinary Partners LLC, 6.365%, Due 12/4/2031, 2025 Term Loan BF	522,417	521,524
Vizient, Inc., 5.666%, Due 8/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	169,280	169,619

		1,586,292

Total Consumer, Non-Cyclical		9,310,908

Diversified - 0.2%
Holding Companies - Diversified - 0.2%
GC Ferry Acquisition I, Inc.,
1.750%, Due 8/16/2032, Delayed Draw Term Loan + 0.018%)G	17,500	17,465
7.459%, Due 8/16/2032, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	102,500	102,294

		119,759

Energy - 2.3%
Oil & Gas - 0.7%
Apro LLC, 7.677%, Due 7/9/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	334,156	334,888
Deep Blue Operating I LLC, 6.593%, Due 10/1/2032, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	85,000	85,160

		420,048

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Energy - 2.3% (continued)
Pipelines - 1.6%
Colossus Acquireco LLC, 5.870%, Due 7/30/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	$600,000	$597,468
NGL Energy Partners LP, 7.416%, Due 2/3/2031, 2024 Term Loan BF	189,519	190,195
Stonepeak Bayou Holdings LP, 6.735%, Due 10/1/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	120,000	111,076

		898,739

Total Energy		1,318,787

Financial - 9.4%
Diversified Financial Services - 2.4%
AllSpring Buyer LLC, 6.813%, Due 11/1/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	44,887	45,039
CPI Holdco B LLC, Due 5/19/2031, 2024 Term LoanF	35,000	35,011
Focus Financial Partners LLC, 6.416%, Due 9/15/2031, 2025 Incremental Term Loan BF	430,378	430,270
HighTower Holdings LLC, 6.651%, Due 2/3/2032, 2025 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	629,679	628,892
Pretzel Parent, Inc., 8.416%, Due 10/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	105,000	104,344
Victory Capital Holdings, Inc., 6.102%, Due 9/23/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	60,000	60,325
Virtus Investment Partners, Inc., 6.166%, Due 9/27/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	95,000	95,060

		1,398,941

Insurance - 5.1%
Acrisure LLC, 6.916%, Due 11/6/2030, 2024 1st Lien Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	584,847	583,970
AmWINS Group, Inc., 6.252%, Due 1/30/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	289,271	289,899
Ardonagh Midco 3 PLC, 6.752% - 6.950%, Due 2/15/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%, 6 mo. USD Secured Overnight Financing Rate + 2.750%)	299,250	298,128
Asurion LLC,
9.280%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	110,000	102,804
8.166%, Due 9/19/2030, 2025 Term Loan B13, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	299,250	293,415
HUB International Ltd., 6.120%, Due 6/20/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	240,852	241,681
OneDigital Borrower LLC,
6.916%, Due 7/2/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	783,018	782,376
9.166%, Due 7/2/2031, 2024 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	60,000	60,375
Ryan Specialty Group LLC, 5.916%, Due 9/15/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	181,145	181,183
Sedgwick Claims Management Services, Inc., 6.416%, Due 7/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	135,000	135,210

		2,969,041

Investment Companies - 0.1%
Nvent Electric PLC, 6.843%, Due 1/30/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	35,145	35,311

REITS - 1.8%
Iron Mountain, Inc., 5.916%, Due 1/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	907,690	898,051
Starwood Property Trust, Inc., 6.166%, Due 9/24/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	125,000	125,469

		1,023,520

Total Financial		5,426,813

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Industrial - 14.0%
Aerospace/Defense - 2.0%
Kaman Corp.,
6.322% - 6.544%, Due 2/26/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%, 6 mo. USD Secured Overnight Financing Rate + 2.500%)	$240,792	$241,469
6.427%, Due 2/26/2032, 2025 Delayed Draw Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)G	22,768	22,832
TransDigm, Inc., 6.502%, Due 8/19/2032, 2025 Term Loan M, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	875,000	876,715

		1,141,016

Building Materials - 2.4%
Chamberlain Group, Inc., 6.666%, Due 9/8/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	269,325	269,831
Cornerstone Building Brands, Inc., Due 5/15/2031, 2024 Term Loan BF	199,496	143,139
EMRLD Borrower LP,
6.072%, Due 5/31/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	201,618	201,609
6.122%, Due 8/4/2031, 2024 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.250%)	277,182	277,166
Quikrete Holdings, Inc., 6.166%, Due 2/10/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	523,534	524,005

		1,415,750

Electronics - 0.3%
NorthPole Newco SARL,
Due 12/31/2025, 2022 PIK Term LoanB C H I J	26,112	0
Due 12/31/2025, 2022 RevolverB C H I J	279,682	0
Due 12/31/2025, 2022 Term Loan B1B C H J	1,314,539	0
Due 12/31/2025, Term LoanB C H J	3,425,455	0
Pinnacle Buyer LLC,
Due 10/1/2032, Delayed Draw Term LoanG	12,903	12,960
6.485%, Due 10/1/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	67,097	67,390
Spectris PLC, Due 9/30/2032, Term LoanF	100,000	100,375

		180,725

Engineering & Construction - 3.7%
Blackfin Pipeline LLC, 6.916%, Due 9/29/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	180,000	180,076
Brown Group Holding LLC, 6.416%, Due 7/1/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	350,000	351,312
DG Investment Intermediate Holdings 2, Inc.,
7.666%, Due 7/9/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	505,000	505,788
9.416%, Due 7/31/2033, 2025 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	45,000	44,888
Green Infrastructure Partners, Inc., 6.753%, Due 9/24/2032, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	465,000	465,581
KKR Apple Bidco LLC, 6.416%, Due 9/23/2031, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	583,530	585,998

		2,133,643

Environmental Control - 1.7%
GFL Environmental, Inc., 6.273%, Due 3/3/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	182,514	182,740
Harsco Corp., 6.280%, Due 6/9/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	473,763	473,645
Madison IAQ LLC, 6.702%, Due 6/21/2028, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.500%)	353,316	354,397

		1,010,782

Hand/Machine Tools - 0.4%
Madison Safety & Flow LLC, Due 9/26/2031, 2025 Term Loan B + 0.025%)	249,526	250,461

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Industrial - 14.0% (continued)
Machinery - Diversified - 1.4%
Titan Acquisition Ltd., 7.589% - 7.590%, Due 2/15/2029, 2024 Term Loan BF	$304,306	$305,742
TK Elevator Midco GmbH, 6.947%, Due 4/30/2030, 2025 USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.750%)	488,726	491,424

		797,166

Metal Fabricate/Hardware - 0.1%
Tiger Acquisition LLC, 6.451%, Due 8/23/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	49,875	50,047

Packaging & Containers - 1.5%
Clydesdale Acquisition Holdings, Inc., 7.091%, Due 4/13/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.175%)	390,000	388,343
Graham Packaging Co., Inc., 6.416%, Due 8/4/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	371,337	372,017
Trident TPI Holdings, Inc., 7.752%, Due 9/15/2028, 2024 Term Loan B7, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	114,711	110,798

		871,158

Transportation - 0.5%
Kenan Advantage Group, Inc., 7.166%, Due 1/25/2029, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	287,075	283,127

Total Industrial		8,133,875

Technology - 11.5%
Computers - 2.6%
Amentum Government Services Holdings LLC, 6.166%, Due 9/29/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	438,034	438,582
McAfee LLC, 6.916%, Due 3/1/2029, 2024 USD 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	299,246	275,788
X Corp.,
9.500%, Due 10/26/2029I	265,000	262,461
10.340%, Due 10/26/2029, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	544,295	529,599

		1,506,430

Software - 8.9%
Ascend Learning LLC, 6.916%, Due 12/11/2028, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	698,246	698,085
Athenahealth Group, Inc., 6.666%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	590,574	589,346
Boxer Parent Co., Inc.,
6.822%, Due 7/30/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	593,509	590,856

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 84.2% (continued)
Technology - 11.5% (continued)
Software - 8.9% (continued)
Boxer Parent Co., Inc., (continued)
Due 7/30/2032, 2024 2nd Lien Term LoanF	$105,000	$100,909
Central Parent, Inc., 7.252%, Due 7/6/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	63,827	52,917
CoreLogic, Inc., 7.530%, Due 6/2/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	299,221	298,939
Cotiviti Corp., 6.623%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	431,990	414,710
Dayforce, Inc., Due 10/7/2032, 2025 Term LoanF	520,000	518,404
Mitchell International, Inc., 7.166%, Due 6/17/2031, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	339,845	340,545
Polaris Newco LLC, 7.852%, Due 6/2/2028, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	239,377	225,258
RealPage, Inc., 7.263%, Due 4/24/2028, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	419,091	418,425
UKG, Inc., 6.338%, Due 2/10/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	600,000	599,490
Zelis Payments Buyer, Inc., 7.166%, Due 11/26/2031, 5th Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	294,259	291,475

		5,139,359

Total Technology		6,645,789

Utilities - 1.8%
Electric - 1.5%
Alpha Generation LLC, 5.916%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	187,331	187,604
Cornerstone Generation LLC, 7.093%, Due 8/11/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	188,750	190,540
NRG Energy, Inc., 5.593% - 5.666%, Due 4/16/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.750%, 3 mo. USD Secured Overnight Financing Rate +1.750%)	309,127	309,513
Talen Energy Supply LLC, Due 10/11/2032, 2025 Term Loan BF	200,000	200,000

		887,657

Gas - 0.3%
Meade Pipeline Co. LLC, 6.003%, Due 9/22/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	175,000	175,656

Total Utilities		1,063,313

Total Bank Loan Obligations (Cost $54,843,034)		48,772,622

CORPORATE OBLIGATIONS - 4.4%
Basic Materials - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC,
6.500%, Due 4/15/2030	5,000	4,992
6.750%, Due 4/15/2033	5,000	4,976
Olin Corp., 6.625%, Due 4/1/2033K	5,000	4,967
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033K	20,000	20,109
WR Grace Holdings LLC, 5.625%, Due 8/15/2029K	15,000	14,121

		49,165

Total Basic Materials		49,165

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.4% (continued)
Communications - 0.2%
Advertising - 0.0%
Clear Channel Outdoor Holdings, Inc.,
7.500%, Due 6/1/2029K	$5,000	$4,946
7.125%, Due 2/15/2031K	5,000	5,204
Lamar Media Corp., 5.375%, Due 11/1/2033K	10,000	10,011
Neptune Bidco U.S., Inc., 10.375%, Due 5/15/2031K	5,000	5,055

		25,216

Internet - 0.0%
Wayfair LLC,
7.250%, Due 10/31/2029K	5,000	5,201
6.750%, Due 11/15/2032K	10,000	10,204

		15,405

Media - 0.1%
Directv Financing LLC, 8.875%, Due 2/1/2030K	10,000	9,892
DISH DBS Corp.,
5.750%, Due 12/1/2028K	10,000	9,663
5.125%, Due 6/1/2029	5,000	4,232
Gray Media, Inc.,
9.625%, Due 7/15/2032K	10,000	10,364
7.250%, Due 8/15/2033K	5,000	5,009
McGraw-Hill Education, Inc., 7.375%, Due 9/1/2031K	10,000	10,369
Univision Communications, Inc., 7.375%, Due 6/30/2030K	5,000	5,072

		54,601

Telecommunications - 0.1%
Cipher Compute LLC, 7.125%, Due 11/15/2030K	5,000	5,080
Level 3 Financing, Inc., 6.875%, Due 6/30/2033K	30,000	30,551
Windstream Services LLC, 7.500%, Due 10/15/2033K	5,000	5,088

		40,719

Total Communications		135,941

Consumer, Cyclical - 1.1%
Auto Manufacturers - 0.0%
Nissan Motor Acceptance Co. LLC, 6.125%, Due 9/30/2030K	10,000	9,911

Auto Parts & Equipment - 0.1%
American Axle & Manufacturing, Inc.,
6.375%, Due 10/15/2032K	10,000	10,062
7.750%, Due 10/15/2033K	5,000	5,050
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032K	30,000	30,857
Qnity Electronics, Inc., 6.250%, Due 8/15/2033K	10,000	10,363

		56,332

Distribution/Wholesale - 0.0%
Dealer Tire LLC/DT Issuer LLC, 8.000%, Due 2/1/2028K	10,000	9,905

Entertainment - 0.2%
Light & Wonder International, Inc., 6.250%, Due 10/1/2033K	45,000	45,277
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.625%, Due 2/1/2033K	30,000	30,397
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.250%, Due 10/15/2030K	5,000	5,076
Warnermedia Holdings, Inc.,
4.054%, Due 3/15/2029	10,000	9,700
4.279%, Due 3/15/2032	5,000	4,569
5.050%, Due 3/15/2042	5,000	3,999

		99,018

Food Service - 0.2%
Aramark Services, Inc., 5.000%, Due 2/1/2028K	139,000	139,083

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.4% (continued)
Consumer, Cyclical - 1.1% (continued)
Home Builders - 0.0%
Taylor Morrison Communities, Inc., 5.750%, Due 11/15/2032K	$10,000	$10,307

Housewares - 0.0%
Newell Brands, Inc., 6.375%, Due 5/15/2030	5,000	4,805

Leisure Time - 0.3%
Acushnet Co., 5.625%, Due 12/1/2033K	10,000	10,078
Carnival Corp., 5.750%, Due 8/1/2032K	10,000	10,251
Life Time, Inc., 6.000%, Due 11/15/2031K	45,000	45,890
Lindblad Expeditions LLC, 7.000%, Due 9/15/2030K	10,000	10,256
NCL Corp. Ltd.,
5.875%, Due 1/15/2031K	10,000	9,869
6.250%, Due 9/15/2033K	10,000	9,880
Sabre GLBL, Inc., 10.750%, Due 11/15/2029K	10,000	8,800
Viking Cruises Ltd., 5.875%, Due 10/15/2033K	35,000	35,567

		140,591

Lodging - 0.2%
Hilton Domestic Operating Co., Inc., 3.625%, Due 2/15/2032K	127,000	118,019

Retail - 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, Due 1/15/2030K	5,000	4,663
QXO Building Products, Inc., 6.750%, Due 4/30/2032K	20,000	20,886
Staples, Inc., 10.750%, Due 9/1/2029K	10,000	9,829
Victra Holdings LLC/Victra Finance Corp., 8.750%, Due 9/15/2029K	30,000	31,764

		67,142

Total Consumer, Cyclical		655,113

Consumer, Non-Cyclical - 1.0%
Commercial Services - 0.1%
Dcli Bidco LLC, 7.750%, Due 11/15/2029K	15,000	14,749
Graham Holdings Co., 5.625%, Due 12/1/2033K	15,000	15,018
United Rentals North America, Inc., 5.375%, Due 11/15/2033K	5,000	5,011
Veritiv Operating Co., 10.500%, Due 11/30/2030K	10,000	10,747

		45,525

Food - 0.6%
Mars, Inc., 1.625%, Due 7/16/2032K	128,000	109,443
Mondelez International, Inc., 1.875%, Due 10/15/2032	127,000	109,303
U.S. Foods, Inc., 5.750%, Due 4/15/2033K	139,000	141,502

		360,248

Health Care - Products - 0.1%
Medline Borrower LP, 5.250%, Due 10/1/2029K	25,000	25,059

Health Care - Services - 0.2%
IQVIA, Inc., 5.000%, Due 5/15/2027K	139,000	138,842

Total Consumer, Non-Cyclical		569,674

Energy - 0.3%
Oil & Gas - 0.2%
Chord Energy Corp., 6.000%, Due 10/1/2030K	20,000	20,166
Kodiak Gas Services LLC,
6.500%, Due 10/1/2033K	10,000	10,201
6.750%, Due 10/1/2035K	10,000	10,275
Matador Resources Co., 6.500%, Due 4/15/2032K	25,000	25,389

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.4% (continued)
Energy - 0.3% (continued)
Oil & Gas - 0.2% (continued)
Nabors Industries, Inc.,
9.125%, Due 1/31/2030K	$10,000	$10,484
7.625%, Due 11/15/2032K	10,000	9,696
WBI Operating LLC, 6.500%, Due 10/15/2033K	20,000	19,990
Weatherford International Ltd., 6.750%, Due 10/15/2033K	20,000	20,470

		126,671

Pipelines - 0.1%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.750%, Due 3/15/2034K	5,000	5,006
Venture Global LNG, Inc., 8.375%, Due 6/1/2031K	20,000	20,049
Venture Global Plaquemines LNG LLC, 6.500%, Due 1/15/2034K	10,000	10,343

		35,398

Total Energy		162,069

Financial - 0.4%
Diversified Financial Services - 0.1%
Freedom Mortgage Holdings LLC, 8.375%, Due 4/1/2032K	5,000	5,252
OneMain Finance Corp., 6.500%, Due 3/15/2033	30,000	30,145

		35,397

Insurance - 0.0%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, Due 11/1/2029K	10,000	10,084

Real Estate - 0.0%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030K	10,000	9,320

REITS - 0.3%
SBA Communications Corp., 3.875%, Due 2/15/2027	139,000	138,336
Starwood Property Trust, Inc., 5.250%, Due 10/15/2028K	15,000	15,103

		153,439

Total Financial		208,240

Industrial - 0.7%
Aerospace/Defense - 0.0%
TransDigm, Inc.,
6.250%, Due 1/31/2034K	5,000	5,184
6.750%, Due 1/31/2034K	5,000	5,224

		10,408

Building Materials - 0.1%
Cornerstone Building Brands, Inc., 9.500%, Due 8/15/2029K	10,000	8,030
Quikrete Holdings, Inc., 6.750%, Due 3/1/2033K	35,000	36,443

		44,473

Electrical Components & Equipment - 0.0%
Energizer Holdings, Inc., 6.000%, Due 9/15/2033K	5,000	4,720

Environmental Control - 0.3%
Madison IAQ LLC, 5.875%, Due 6/30/2029K	139,000	137,466

Transportation - 0.3%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032K	139,000	142,930
Watco Cos. LLC/Watco Finance Corp., 7.125%, Due 8/1/2032K	40,000	41,800

		184,730

Total Industrial		381,797

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.4% (continued)
Technology - 0.6%
Software - 0.6%
AthenaHealth Group, Inc., 6.500%, Due 2/15/2030K	$15,000	$14,897
Cloud Software Group, Inc.,
9.000%, Due 9/30/2029K	5,000	5,158
6.625%, Due 8/15/2033K	10,000	9,982
CoreWeave, Inc., 9.250%, Due 6/1/2030K	5,000	4,613
Ellucian Holdings, Inc., 6.500%, Due 12/1/2029K	20,000	20,273
SS&C Technologies, Inc., 5.500%, Due 9/30/2027K	276,000	275,956

		330,879

Total Technology		330,879

Utilities - 0.0%
Electric - 0.0%
NRG Energy, Inc., 6.000%, Due 2/1/2033K	10,000	10,212
Talen Energy Supply LLC, 6.250%, Due 2/1/2034K	10,000	10,189

		20,401

Total Utilities		20,401

Total Corporate Obligations (Cost $2,485,175)		2,513,279

FOREIGN CORPORATE OBLIGATIONS - 0.3%
Communications - 0.0%
Telecommunications - 0.0%
Altice France SA, 6.875%, Due 7/15/2032K	5,000	4,874

Consumer, Non-Cyclical - 0.0%
Commercial Services - 0.0%
Garda World Security Corp., 6.500%, Due 1/15/2031K	10,000	10,267

Industrial - 0.3%
Machinery - Diversified - 0.3%
TK Elevator U.S. Newco, Inc., 5.250%, Due 7/15/2027K	139,000	139,233

Transportation - 0.0%
Seaspan Corp., 5.500%, Due 8/1/2029K	15,000	14,311

Total Industrial		153,544

Total Foreign Corporate Obligations (Cost $167,142)		168,685

	Shares
EXCHANGE-TRADED INSTRUMENTS - 6.4%
Exchange-Traded Funds - 6.4%
Invesco Senior Loan ETF	86,548	1,810,584
State Street Blackstone Senior Loan ETF, Class USD INC	45,799	1,900,201

		3,710,785

Total Exchange-Traded Instruments (Cost $3,693,470)		3,710,785

FOREIGN COMMON STOCKS - 0.1% (Cost $31,253)
Industrials - 0.1%
Electrical Components & Equipment - 0.1%
Luxco Co. Ltd.A B C	1,833	31,047

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 6.2% (Cost $3,602,517)
Investment Companies - 6.2%
American Beacon U.S. Government Money Market Select Fund, 3.86%L M	3,602,517	$3,602,517

TOTAL INVESTMENTS - 101.6% (Cost $68,751,503)		58,800,344
LIABILITIES, NET OF OTHER ASSETS - (1.6%)		(900,401)

TOTAL NET ASSETS - 100.0%		$57,899,943

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $31,047 or 0.1% of net assets.

D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of November 30, 2025.
G	All or a portion of the security is an Unfunded Loan Commitment. The rate represents the current interest rate if the loan is partially funded.
H	Default Security. At period end, the amount of securities in default was $0 or 0.0% of net assets.
I	Fixed Rate.
J	Zero coupon bank loan.
K

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,366,907 or 4.1% of net assets. The Fund has no right to demand registration of these securities.

L	The Fund is affiliated by having the same investment advisor.
M	7-day yield.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LLP - Limited Liability Partnership.

LP - Limited Partnership.

PIK - Payment In Kind.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2025, the investments were classified as described below:

American Beacon DoubleLine Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$—	$1,409	$0	(1)	$1,409	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Bank Loan Obligations	—	48,772,622	0	(1)	48,772,622	(1)
Corporate Obligations	—	2,513,279	—		2,513,279
Foreign Corporate Obligations	—	168,685	—		168,685
Exchange-Traded Instruments	3,710,785	—	—		3,710,785
Foreign Common Stocks	—	—	31,047		31,047
Short-Term Investments	3,602,517	—	—		3,602,517

Total Investments in Securities - Assets	$7,313,302	$51,455,995	$31,047	(1)	$58,800,344

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2025		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2025		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$(2,638,302)
Preferred Stocks	0	(1)	—	—	—	—	—	—	—	0	(1)	(339,302)
Foreign Common Stocks	—		31,253	—	—	—	(206)	—	—	31,047		(206)
Bank Loan Obligations	0	(1)	—	—	42,217	—	(42,217)	—	—	0	(1)	(5,784,919)

	$0	(1)	$31,253	$—	$42,217	$—	$(42,423)	$—	$—	$31,047		$(8,762,729)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2025, three Common Stocks, one Preferred Stock and four Bank Loan Obligations have been fair valued at $0 and one Foreign Common Stock has been fair valued at $31,047 by the Valuation Committee due to the use of significant unobservable inputs.

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
Argentina - 0.6% (Cost $1,774,362)
Foreign Common Stocks - 0.6%
Vista Energy SAB de CV, ADRA	31,627	$1,554,783

Austria - 1.7% (Cost $1,779,044)
Foreign Common Stocks - 1.7%
Erste Group Bank AGB	38,034	4,158,697

Brazil - 7.7%
Foreign Common Stocks - 7.7%
Banco BTG Pactual SAC	207,337	2,098,926
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	79,198	2,093,289
Embraer SA, ADR	1,437	90,129
Embraer SA	98,384	1,550,020
NU Holdings Ltd., Class AA	149,237	2,595,231
Raia Drogasil SA	378,349	1,702,987
Sendas Distribuidora SA	805,478	1,426,961
StoneCo Ltd., Class AA	104,034	1,752,973
Ultrapar Participacoes SA	353,859	1,458,754
Vale SA, ADR	213,073	2,686,851
XP, Inc., Class A	81,126	1,598,993

Total Foreign Common Stocks		19,055,114

Total Brazil (Cost $17,466,390)		19,055,114

China - 24.1%
Foreign Common Stocks - 24.1%
AAC Technologies Holdings, Inc.B	225,500	1,066,290
AIA Group Ltd.B	254,600	2,652,921
Alibaba Group Holding Ltd.B	445,736	8,784,061
Anji Microelectronics Technology Shanghai Co. Ltd., Class AB	102,249	2,921,989
China Construction Bank Corp., Class HB	3,488,000	3,665,214
China Mengniu Dairy Co. Ltd.B	710,000	1,371,642
Contemporary Amperex Technology Co. Ltd., Class AB	84,670	4,480,709
Eastroc Beverage Group Co. Ltd., Class AB	41,522	1,547,441
Hong Kong Exchanges & Clearing Ltd.B	38,200	2,031,224
JL Mag Rare-Earth Co. Ltd., Class AB	372,497	1,778,523
Kuaishou TechnologyB D	197,100	1,724,818
NetEase, Inc.B	133,700	3,697,290
Sany Heavy Industry Co. Ltd., Class AB	642,241	1,844,953
Tencent Holdings Ltd.B	194,300	15,355,354
WH Group Ltd.B D	1,534,623	1,608,328
WuXi AppTec Co. Ltd., Class AB	165,287	2,137,623
Zhejiang China Commodities City Group Co. Ltd., Class AB	759,311	1,766,797
Zhejiang Leapmotor Technology Co. Ltd., Class HA B D	171,800	1,172,175

Total Foreign Common Stocks		59,607,352

Total China (Cost $50,610,833)		59,607,352

Greece - 0.9% (Cost $1,183,395)
Foreign Common Stocks - 0.9%
National Bank of Greece SAB	136,883	2,144,505

India - 13.5%
Foreign Common Stocks - 13.5%
Bharti Airtel Ltd.B	140,079	3,294,392
Cipla Ltd.B	111,446	1,907,663
Eicher Motors Ltd.B	26,353	2,075,970
HDFC Bank Ltd.B	427,034	4,814,229
Hindustan Aeronautics Ltd.B E	34,009	1,726,163
ICICI Bank Ltd., ADR	102,276	3,194,079
InterGlobe Aviation Ltd.B D	23,678	1,562,677
Larsen & Toubro Ltd.B	41,397	1,888,647

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
India - 13.5% (continued)
Foreign Common Stocks - 13.5% (continued)
Lodha Developers Ltd.B D	169,949	$2,187,816
Max Healthcare Institute Ltd.B	150,819	1,959,228
One 97 Communications Ltd.A B	109,636	1,617,704
Reliance Industries Ltd.B	302,186	5,304,476
Varun Beverages Ltd.B	346,652	1,862,911

Total Foreign Common Stocks		33,395,955

Total India (Cost $31,371,580)		33,395,955

Indonesia - 0.6% (Cost $1,424,620)
Foreign Common Stocks - 0.6%
Bank Central Asia Tbk. PTB	2,785,966	1,390,235

Malaysia - 0.5% (Cost $1,283,100)
Foreign Common Stocks - 0.5%
Tenaga Nasional Bhd.B	420,900	1,342,616

Mexico - 2.8%
Foreign Common Stocks - 2.8%
Arca Continental SAB de CV	145,075	1,480,553
Grupo Mexico SAB de CV, Series B	449,759	3,929,217
Ternium SA, ADR	43,122	1,588,183

Total Foreign Common Stocks		6,997,953

Total Mexico (Cost $5,801,315)		6,997,953

Peru - 0.9% (Cost $1,459,250)
Foreign Common Stocks - 0.9%
Credicorp Ltd.	8,303	2,135,615

Poland - 0.9%
Foreign Common Stocks - 0.9%
Dino Polska SAA B D	60,820	679,921
Powszechna Kasa Oszczednosci Bank Polski SAB	78,789	1,669,591

Total Foreign Common Stocks		2,349,512

Total Poland (Cost $1,974,206)		2,349,512

Republic of Korea - 13.3%
Foreign Common Stocks - 13.3%
Coupang, Inc.A	58,129	1,636,913
Kia Corp.B	30,057	2,336,288
LG Chem Ltd.B	10,068	2,565,225
Samsung C&T Corp.B	15,774	2,420,674
Samsung Electronics Co. Ltd.B	191,932	13,111,518
Shinhan Financial Group Co. Ltd.B	47,387	2,522,640
SK Hynix, Inc.B	23,321	8,399,787

Total Foreign Common Stocks		32,993,045

Total Republic of Korea (Cost $22,202,571)		32,993,045

Saudi Arabia - 1.0%
Foreign Common Stocks - 1.0%
Elm Co.B	5,749	1,174,157
Saudi Awwal BankB	154,701	1,264,052

Total Foreign Common Stocks		2,438,209

Total Saudi Arabia (Cost $3,080,326)		2,438,209

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
Singapore - 0.6% (Cost $1,585,814)
Foreign Common Stocks - 0.6%
Sea Ltd., ADRA	10,339	$1,437,224

South Africa - 4.5%
Foreign Common Stocks - 4.5%
Capitec Bank Holdings Ltd.B	9,951	2,256,350
MTN Group Ltd.B	235,180	2,174,022
Naspers Ltd., Class NB	46,325	2,905,513
Sanlam Ltd.B	380,872	2,042,183
Valterra Platinum Ltd.B	26,524	1,842,983

Total Foreign Common Stocks		11,221,051

Total South Africa (Cost $7,063,821)		11,221,051

Taiwan - 17.5%
Foreign Common Stocks - 17.5%
Accton Technology Corp.B	91,000	2,971,774
ASE Technology Holding Co. Ltd., ADR	130,637	1,953,023
Delta Electronics, Inc.B	149,000	4,425,206
MediaTek, Inc.B	61,000	2,714,467
Taiwan Semiconductor Manufacturing Co. Ltd.B	679,000	31,212,616

Total Foreign Common Stocks		43,277,086

Total Taiwan (Cost $29,749,441)		43,277,086

Thailand - 1.2%
Foreign Common Stocks - 1.2%
CP ALL PCLB	708,600	952,909
Kasikornbank PCLB	346,500	2,008,673

Total Foreign Common Stocks		2,961,582

Total Thailand (Cost $2,800,847)		2,961,582

Turkey - 1.1% (Cost $2,030,905)
Foreign Common Stocks - 1.1%
Aselsan Elektronik Sanayi Ve Ticaret ASB	653,924	2,832,918

United Arab Emirates - 3.0%
Foreign Common Stocks - 3.0%
Abu Dhabi Commercial Bank PJSCB	653,951	2,510,259
Aldar Properties PJSCB	662,136	1,469,124
Emaar Properties PJSCB	558,547	2,022,266
Emirates NBD Bank PJSCB	218,750	1,453,603

Total Foreign Common Stocks		7,455,252

Total United Arab Emirates (Cost $7,094,273)		7,455,252

United States - 1.1% (Cost $2,031,891)
Common Stocks - 1.1%
BeOne Medicines Ltd., Class HA B	105,500	2,764,872

See accompanying notes

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 2.8% (Cost $6,949,362)
Investment Companies - 2.8%
American Beacon U.S. Government Money Market Select Fund, 3.86%F G	6,949,362	$6,949,362

TOTAL INVESTMENTS - 100.3% (Cost $200,717,346)		248,462,938
LIABILITIES, NET OF ASSETS - (0.3)%		(674,705)

TOTAL NET ASSETS - 100.0%		$247,788,233

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $203,548,872 or 82.1% of net assets.

C	Unit - Usually consists of one common stock and/or rights and warrants.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,935,735 or 3.6% of net assets. The Fund has no right to demand registration of these securities.

E

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2025, the investments were classified as described below:

Ninety One Emerging Markets Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$1,554,783	$—	$—	$1,554,783
Austria	—	4,158,697	—	4,158,697
Brazil	19,055,114	—	—	19,055,114
China	—	59,607,352	—	59,607,352
Greece	—	2,144,505	—	2,144,505
India	3,194,079	30,201,876	—	33,395,955
Indonesia	—	1,390,235	—	1,390,235
Malaysia	—	1,342,616	—	1,342,616
Mexico	6,997,953	—	—	6,997,953
Peru	2,135,615	—	—	2,135,615
Poland	—	2,349,512	—	2,349,512
Republic of Korea	1,636,913	31,356,132	—	32,993,045
Saudi Arabia	—	2,438,209	—	2,438,209
Singapore	1,437,224	—	—	1,437,224
South Africa	—	11,221,051	—	11,221,051
Taiwan	1,953,023	41,324,063	—	43,277,086
Thailand	—	2,961,582	—	2,961,582
Turkey	—	2,832,918	—	2,832,918
United Arab Emirates	—	7,455,252	—	7,455,252
Common Stocks
United States	—	2,764,872	—	2,764,872
Short-Term Investments	6,949,362	—	—	6,949,362

Total Investments in Securities - Assets	$44,914,066	$203,548,872	$—	$248,462,938

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
China - 4.1% (Cost $12,785,796)
Foreign Common Stocks - 4.1%
NetEase, Inc., ADR	136,810	$18,886,621

France - 3.3% (Cost $11,635,142)
Foreign Common Stocks - 3.3%
LVMH Moet Hennessy Louis Vuitton SEA	20,597	15,280,689

Germany - 2.9% (Cost $14,781,653)
Foreign Common Stocks - 2.9%
Beiersdorf AGA	126,470	13,608,099

Israel - 2.2% (Cost $7,438,159)
Foreign Common Stocks - 2.2%
Check Point Software Technologies Ltd.B	53,864	10,060,179

Netherlands - 6.4% (Cost $18,007,078)
Foreign Common Stocks - 6.4%
ASML Holding NVA	27,938	29,639,621

Republic of Korea - 1.0% (Cost $3,846,094)
Foreign Common Stocks - 1.0%
Samsung Electronics Co. Ltd., GDRA C	2,560	4,446,531

United Kingdom - 3.5%
Foreign Common Stocks - 3.5%
London Stock Exchange Group PLCA	95,810	11,311,584
St. James’s Place PLCA	251,185	4,636,556

Total Foreign Common Stocks		15,948,140

Total United Kingdom (Cost $16,372,307)		15,948,140

United States - 70.6%
Common Stocks - 70.6%
Align Technology, Inc.B	44,817	6,596,614
Alphabet, Inc., Class A	100,732	32,252,372
Autodesk, Inc.B	59,579	18,072,694
Automatic Data Processing, Inc.	40,832	10,424,410
Booking Holdings, Inc.	4,140	20,346,817
Edwards Lifesciences Corp.B	148,777	12,894,503
Electronic Arts, Inc.	85,593	17,292,354
FactSet Research Systems, Inc.	22,445	6,223,325
ICON PLCB	62,184	11,504,040
Intuit, Inc.	28,801	18,262,138
Johnson & Johnson	65,594	13,572,710
Marsh & McLennan Cos., Inc.	74,717	13,706,834
Microsoft Corp.	54,274	26,703,351
Monster Beverage Corp.B	136,768	10,256,232
Moody’s Corp.	17,403	8,541,044
Motorola Solutions, Inc.	15,342	5,671,630
Philip Morris International, Inc.	146,649	23,094,284
Roche Holding AGA	36,315	13,893,352
S&P Global, Inc.	18,001	8,979,439
VeriSign, Inc.	35,849	9,033,589
Visa, Inc., Class A	112,691	37,688,378

Total Common Stocks		325,010,110

Total United States (Cost $239,744,091)		325,010,110

See accompanying notes

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.8% (Cost $26,798,809)
Investment Companies - 5.8%
American Beacon U.S. Government Money Market Select Fund, 3.86%D E	26,798,809	$26,798,809

TOTAL INVESTMENTS - 99.8% (Cost $351,409,129)		459,678,799
OTHER ASSETS, NET OF LIABILITIES - 0.2%		887,872

TOTAL NET ASSETS - 100.0%		$460,566,671

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $92,536,172 or 20.1% of net assets.

B	Non-income producing security.
C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	7-day yield.
E	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2025, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
China	$18,886,621	$—	$—	$18,886,621
France	—	15,280,689	—	15,280,689
Germany	—	13,608,099	—	13,608,099
Israel	10,060,179	—	—	10,060,179
Netherlands	—	29,639,621	—	29,639,621
Republic of Korea	280,260	4,166,271	—	4,446,531
United Kingdom	—	15,948,140	—	15,948,140
Common Stocks
United States	311,116,758	13,893,352	—	325,010,110
Short-Term Investments	26,798,809	—	—	26,798,809

Total Investments in Securities - Assets	$367,142,627	$92,536,172	$—	$459,678,799

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
Australia - 2.2% (Cost $119,120)
Foreign Common Stocks - 2.2%
REA Group Ltd.A	842	$108,100

Canada - 5.0%
Foreign Common Stocks - 5.0%
Constellation Software, Inc.	102	246,924

Warrants - 0.0%
Constellation Software, Inc.A B C	40	0

Total Canada (Cost $314,073)		246,924

China - 8.5%
Foreign Common Stocks - 8.5%
AIA Group Ltd.A	11,800	122,955
Hangzhou Tigermed Consulting Co. Ltd., Class HA D	10,600	53,775
NetEase, Inc.A	4,300	118,911
Tencent Holdings Ltd.A	1,600	126,447

Total Foreign Common Stocks		422,088

Total China (Cost $391,473)		422,088

France - 12.1%
Foreign Common Stocks - 12.1%
EssilorLuxottica SAA	600	214,971
Hermes International SCAA	82	199,768
L’Oreal SAA	426	185,643

Total Foreign Common Stocks		600,382

Total France (Cost $575,474)		600,382

Germany - 13.0%
Foreign Common Stocks - 10.7%
Beiersdorf AGA	904	97,270
SAP SEA	1,423	344,298
Siemens Healthineers AGA D	1,712	85,087

Total Foreign Common Stocks		526,655

Foreign Preferred Stocks - 2.3%
Sartorius AG, 0.296%A E	394	114,945

Total Germany (Cost $722,054)		641,600

Japan - 4.5% (Cost $174,812)
Foreign Common Stocks - 4.5%
Nintendo Co. Ltd.A	2,600	220,471

Netherlands - 5.8%
Foreign Common Stocks - 5.8%
ASML Holding NVA	142	150,649
Wolters Kluwer NVA	1,272	135,190

Total Foreign Common Stocks		285,839

Total Netherlands (Cost $314,274)		285,839

Spain - 3.3% (Cost $174,520)
Foreign Common Stocks - 3.3%
Amadeus IT Group SAA	2,225	163,882

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
Switzerland - 2.1% (Cost $103,434)
Foreign Common Stocks - 2.1%
Lonza Group AGA	152	$104,368

Taiwan - 6.6% (Cost $178,200)
Foreign Common Stocks - 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,113	324,451

United Kingdom - 8.9%
Foreign Common Stocks - 8.9%
InterContinental Hotels Group PLCA	775	102,836
London Stock Exchange Group PLCA	1,854	218,888
Reckitt Benckiser Group PLCA	1,530	118,592

Total Foreign Common Stocks		440,316

Total United Kingdom (Cost $451,212)		440,316

United States - 25.1%
Common Stocks - 25.1%
Alcon AGA	2,371	188,841
Aon PLC, Class A	558	197,488
Experian PLCA	2,675	117,758
ICON PLCB	732	135,420
Mastercard, Inc., Class A	570	313,802
Novartis AGA	765	99,786
Philip Morris International, Inc.	1,188	187,086

Total Common Stocks		1,240,181

Total United States (Cost $1,257,975)		1,240,181

SHORT-TERM INVESTMENTS - 2.9% (Cost $141,302)
Investment Companies - 2.9%
American Beacon U.S. Government Money Market Select Fund, 3.86%F G	141,302	141,302

TOTAL INVESTMENTS - 100.0% (Cost $4,917,923)		4,939,904
OTHER ASSETS, NET OF LIABILITIES - 0.0%		2,301

TOTAL NET ASSETS - 100.0%		$4,942,205

Percentages are stated as a percent of net assets.

A

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $3,393,431 or 68.7% of net assets.

B	Non-income producing security.
C	Value was determined using significant unobservable inputs.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $138,862 or 2.8% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F	7-day yield.
G	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2025, the investments were classified as described below:

See accompanying notes

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

Ninety One International Franchise Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Australia	$—	$108,100	$—		$108,100
Canada	246,924	—	—		246,924
China	—	422,088	—		422,088
France	—	600,382	—		600,382
Germany	—	526,655	—		526,655
Japan	—	220,471	—		220,471
Netherlands	—	285,839	—		285,839
Spain	—	163,882	—		163,882
Switzerland	—	104,368	—		104,368
Taiwan	324,451	—	—		324,451
United Kingdom	—	440,316	—		440,316
Warrants
Canada	—	—	0	(1)	0	(1)
Foreign Preferred Stocks
Germany	—	114,945	—		114,945
Common Stocks
United States	833,796	406,385	—		1,240,181
Short-Term Investments	141,302	—	—		141,302

Total Investments in Securities - Assets	$1,546,473	$3,393,431	$0	(1)	$4,939,904

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS - 3.9%
Financials - 3.9%
Banks - 0.2%
Synovus Financial Corp., Series D, 7.401%, (3 mo. USD Term SOFR + 3.614%)A B	176,037	$4,471,340

Mortgage Real Estate Investment Trusts (REITs) - 3.7%
AGNC Investment Corp.,
Series C, 9.160%, (3 mo. USD Term SOFR + 5.373%)A B	298,378	7,551,947
Series D, 8.498%, (3 mo. USD Term SOFR + 4.594%)A B	239,065	5,835,577
Series E, 9.042%, (3 mo. USD Term SOFR + 5.255%)A B	640,201	16,113,859
Series F, 8.746%, (3 mo. USD Term SOFR + 4.959%)A B	398,977	9,902,609
Annaly Capital Management, Inc.,
Series F, 9.042%, (3 mo. USD Term SOFR + 5.255%)A B	689,787	17,672,343
Series G, 8.435%, (3 mo. USD Term SOFR + 4.434%)A B	560,157	14,143,964
Series I, 9.252%, (3 mo. USD Term SOFR + 5.251%)A B	217,680	5,576,962

		76,797,261

Total Financials		81,268,601

Total Preferred Stocks (Cost $80,154,546)		81,268,601

	Principal Amount
CORPORATE OBLIGATIONS - 62.5%
Communications - 1.4%
Internet - 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, Due 3/1/2029C	$12,435,000	11,900,366

Telecommunications - 0.8%
Ciena Corp., 4.000%, Due 1/31/2030C	17,687,000	17,054,268

Total Communications		28,954,634

Consumer, Cyclical - 8.8%
Apparel - 0.2%
Hanesbrands, Inc., 9.000%, Due 2/15/2031C	3,995,000	4,208,489

Entertainment - 3.5%
Churchill Downs, Inc., 6.750%, Due 5/1/2031C	23,942,000	24,693,922
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029C	24,571,000	23,768,688
Vail Resorts, Inc., 6.500%, Due 5/15/2032C	22,700,000	23,596,741

		72,059,351

Leisure Time - 1.2%
Life Time, Inc., 6.000%, Due 11/15/2031C	24,400,000	24,882,705

Lodging - 2.5%
Boyd Gaming Corp., 4.750%, Due 6/15/2031C	28,973,000	28,226,888
Station Casinos LLC,
4.500%, Due 2/15/2028C	3,938,000	3,895,206
4.625%, Due 12/1/2031C	21,015,000	19,885,935

		52,008,029

Retail - 1.4%
FirstCash, Inc., 6.875%, Due 3/1/2032C	27,025,000	28,100,406

Total Consumer, Cyclical		181,258,980

Consumer, Non-Cyclical - 27.2%
Agriculture - 1.2%
Turning Point Brands, Inc., 7.625%, Due 3/15/2032C	23,245,000	24,763,108

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 62.5% (continued)
Consumer, Non-Cyclical - 27.2% (continued)
Commercial Services - 5.2%
AMN Healthcare, Inc., 6.500%, Due 1/15/2031C	$	29,520,000	$29,604,636
Carriage Services, Inc., 4.250%, Due 5/15/2029C		24,431,000	23,401,972
CPI CG, Inc., 10.000%, Due 7/15/2029C		19,494,000	20,478,447
GEO Group, Inc., 10.250%, Due 4/15/2031		31,475,000	34,537,452

			108,022,507

Cosmetics/Personal Care - 0.9%
Prestige Brands, Inc., 3.750%, Due 4/1/2031C		20,355,000	18,967,473

Food - 3.9%
Post Holdings, Inc., 6.250%, Due 10/15/2034C		21,825,000	22,166,387
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029C		25,980,000	24,981,466
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		32,745,000	32,419,610

			79,567,463

Health Care - Products - 5.1%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028C	EUR	5,000,000	5,784,330
4.625%, Due 7/15/2028C	$	9,255,000	9,167,589
3.875%, Due 11/1/2029C		10,410,000	9,935,613
Insulet Corp., 6.500%, Due 4/1/2033C		18,975,000	19,818,515
Medline Borrower LP, 3.875%, Due 4/1/2029C		20,300,000	19,706,436
Neogen Food Safety Corp., 8.625%, Due 7/20/2030C		19,600,000	20,866,023
Teleflex, Inc., 4.250%, Due 6/1/2028C		19,625,000	19,359,120

			104,637,626

Health Care - Services - 10.9%
Acadia Healthcare Co., Inc.,
5.500%, Due 7/1/2028C		19,953,000	19,766,811
5.000%, Due 4/15/2029C		6,345,000	6,164,475
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031C		31,248,000	29,559,958
Concentra Health Services, Inc., 6.875%, Due 7/15/2032C		22,700,000	23,766,355
Encompass Health Corp., 4.750%, Due 2/1/2030		16,840,000	16,778,081
Option Care Health, Inc., 4.375%, Due 10/31/2029C		19,920,000	19,524,244
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030C		23,630,000	23,696,991
Select Medical Corp., 6.250%, Due 12/1/2032C		30,410,000	30,195,329
Sotera Health Holdings LLC, 7.375%, Due 6/1/2031C		18,625,000	19,615,200
Tenet Healthcare Corp.,
6.750%, Due 5/15/2031		21,260,000	22,150,411
5.500%, Due 11/15/2032C		13,025,000	13,231,394

			224,449,249

Total Consumer, Non-Cyclical			560,407,426

Energy - 3.3%
Oil & Gas - 3.3%
Helix Energy Solutions Group, Inc., 9.750%, Due 3/1/2029C		20,765,000	21,802,461
Tidewater, Inc., 9.125%, Due 7/15/2030C		6,965,000	7,446,323
Transocean International Ltd.,
7.500%, Due 4/15/2031		25,685,000	24,666,477
8.500%, Due 5/15/2031C		9,950,000	10,030,883
6.800%, Due 3/15/2038		4,850,000	4,343,602

			68,289,746

Total Energy			68,289,746

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 62.5% (continued)
Financial - 7.7%
Diversified Financial Services - 5.2%
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028C	GBP	5,910,000	$7,428,868
9.250%, Due 4/1/2029C	$	1,555,000	1,636,677
6.625%, Due 4/15/2031C		10,800,000	10,796,688
EZCORP, Inc., 7.375%, Due 4/1/2032C		23,354,000	24,483,259
Jefferson Capital Holdings LLC,
9.500%, Due 2/15/2029C		2,592,000	2,736,670
8.250%, Due 5/15/2030C		15,135,000	15,833,420
PRA Group Europe Holding II SARL, 6.250%, Due 9/30/2032C	EUR	10,300,000	11,594,876
PRA Group, Inc., 8.875%, Due 1/31/2030C	$	9,115,000	9,449,521
Rfna LP, 7.875%, Due 2/15/2030C		23,000,000	23,317,975

			107,277,954

Real Estate - 2.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029C		4,990,000	4,799,006
5.250%, Due 4/15/2030C		15,965,000	14,879,594
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030C		21,233,000	22,536,452

			42,215,052

REITS - 0.4%
Iron Mountain Information Management Services, Inc., 5.000%, Due 7/15/2032C		8,375,000	8,061,583

Total Financial			157,554,589

Industrial - 6.0%
Aerospace/Defense - 1.1%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029C		22,760,000	23,622,695

Electronics - 1.2%
TTM Technologies, Inc., 4.000%, Due 3/1/2029C		25,531,000	24,728,288

Environmental Control - 0.2%
Clean Harbors, Inc., 5.750%, Due 10/15/2033C		3,220,000	3,291,053

Machinery - Construction & Mining - 0.9%
BWX Technologies, Inc., 4.125%, Due 4/15/2029C		18,742,000	18,392,559

Miscellaneous Manufacturing - 1.9%
Axon Enterprise, Inc., 6.250%, Due 3/15/2033C		22,917,000	23,793,163
Entegris, Inc., 5.950%, Due 6/15/2030C		14,220,000	14,557,227

			38,350,390

Packaging & Containers - 0.7%
Sealed Air Corp., 6.500%, Due 7/15/2032C		14,000,000	14,491,174

Total Industrial			122,876,159

Technology - 8.1%
Computers - 6.7%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032C		28,391,879	29,801,734
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028C		6,246,000	6,145,803
5.950%, Due 8/4/2033		13,060,000	13,745,810
CACI International, Inc., 6.375%, Due 6/15/2033C		28,500,000	29,711,364
Gartner, Inc., 3.750%, Due 10/1/2030C		13,155,000	12,477,462
KBR, Inc., 4.750%, Due 9/30/2028C		16,221,000	15,916,644

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 62.5% (continued)
Technology - 8.1% (continued)
Computers - 6.7% (continued)
Science Applications International Corp.,
4.875%, Due 4/1/2028C	$	14,098,000	$14,002,786
5.875%, Due 11/1/2033C		15,825,000	15,763,792

			137,565,395

Office & Business Equipment - 0.7%
Zebra Technologies Corp., 6.500%, Due 6/1/2032C		14,150,000	14,670,508

Semiconductors - 0.7%
Qorvo, Inc., 3.375%, Due 4/1/2031C		16,500,000	15,160,512

Total Technology			167,396,415

Total Corporate Obligations (Cost $1,263,802,299)			1,286,737,949

FOREIGN CONVERTIBLE OBLIGATIONS - 1.5%
Consumer, Non-Cyclical - 0.6%
Biotechnology - 0.6%
Pharming Group NV, 4.500%, Due 4/25/2029 D	EUR	8,300,000	13,358,994

Energy - 0.9%
Oil & Gas - 0.9%
Borr Drilling Ltd., 5.000%, Due 2/8/2028 D	$	20,400,000	18,789,912

Total Foreign Convertible Obligations (Cost $28,580,405)			32,148,906

FOREIGN CORPORATE OBLIGATIONS - 28.7%
Basic Materials - 2.1%
Chemicals - 2.1%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031C		29,850,000	30,812,066
Nynas AB, 11.750%, Due 6/17/2028D		12,125,000	12,697,113

			43,509,179

Total Basic Materials			43,509,179

Communications - 0.6%
Internet - 0.6%
Momox Holding AG, 8.500%, Due 12/16/2028, (3 mo. EURIBOR + 6.500%)A	EUR	9,900,000	11,374,901

Consumer, Cyclical - 3.6%
Distribution/Wholesale - 0.8%
Magellan Bidco SARL, 7.024%, Due 12/19/2029, (3 mo. EURIBOR + 5.000%)A D		14,600,000	16,893,664

Entertainment - 1.6%
Flutter Treasury DAC, 5.875%, Due 6/4/2031C	$	31,965,000	32,284,970

Leisure Time - 1.2%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		27,000,000	23,600,006

Total Consumer, Cyclical			72,778,640

Consumer, Non-Cyclical - 2.5%
Food - 1.8%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033C		27,897,000	30,538,064
Nova Austral SA,
11.701%, Due 11/30/2026E F G		917,204	917,204
12.002%, Due 11/30/2026E F G		2,060,757	2,060,757
10.000%, Due 4/30/2027E G		3,982,794	3,982,794
Due 11/30/2100E G H		4,098,252	410

			37,499,229

Health Care - Products - 0.7%
180 Medical, Inc., 3.875%, Due 10/15/2029C		14,000,000	13,609,151

Total Consumer, Non-Cyclical			51,108,380

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 28.7% (continued)
Energy - 9.9%
Oil & Gas - 9.9%
Archer Norge AS, 9.500%, Due 2/25/2030	$	23,500,000	$24,738,326
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030C		22,654,078	22,397,113
CES Energy Solutions Corp.,
6.875%, Due 5/24/2029C	CAD	11,715,000	8,652,238
6.875%, Due 5/24/2029, OCTC		1,375,000	1,014,901
DOF Group ASA, 8.125%, Due 9/16/2030D	$	9,900,000	10,144,332
Floatel International Ltd., 9.750%, Due 4/10/2029		23,625,000	21,911,185
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029		34,800,000	34,732,829
Secure Waste Infrastructure Corp.,
6.750%, Due 3/22/2029C	CAD	10,220,000	7,552,625
5.750%, Due 11/20/2032C		6,025,000	4,317,741
Shearwater GeoServices AS, 9.500%, Due 4/3/2029	$	14,800,000	11,834,702
TGS ASA, 8.500%, Due 1/15/2030C		22,495,000	23,324,412
Viridien,
8.500%, Due 10/15/2030C	EUR	3,879,474	4,716,578
10.000%, Due 10/15/2030C	$	27,602,000	29,097,338

			204,434,320

Total Energy			204,434,320

Financial - 3.0%
Real Estate - 3.0%
Heimstaden AB, 8.375%, Due 1/29/2030D	EUR	15,500,000	18,943,147
Samhallsbyggnadsbolaget I Norden Holding AB,
2.250%, Due 7/12/2027D		34,120,000	37,202,987
1.125%, Due 9/26/2029D		6,815,000	6,326,288

			62,472,422

Total Financial			62,472,422

Industrial - 6.0%
Aerospace/Defense - 1.5%
Czechoslovak Group AS, 6.500%, Due 1/10/2031C	$	6,755,000	6,953,790
Efesto Bidco SpA Efesto U.S. LLC, 7.500%, Due 2/15/2032, XRC		24,461,000	24,845,894

			31,799,684

Machinery - Diversified - 1.6%
ATS Corp.,
4.125%, Due 12/15/2028C		10,615,000	10,301,474
6.500%, Due 8/21/2032C	CAD	31,500,000	22,855,903

			33,157,377

Transportation - 2.9%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026	$	26,450,000	26,414,782
Scorpio Tankers, Inc., 7.500%, Due 1/30/2030		16,500,000	16,659,752
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	16,229,337
			59,303,871

Total Industrial			124,260,932

Technology - 1.0%
Software - 1.0%
Verve Group SE, 6.016%, Due 4/1/2029, (3 mo. EURIBOR + 4.000%)A D	EUR	18,510,000	20,913,591

Total Foreign Corporate Obligations (Cost $583,198,487)			590,852,365

		Shares
FOREIGN COMMON STOCKS - 0.6%
Consumer Staples - 0.3%
Food Products - 0.3%
Nova Austral SAE G I		10,322,247	6,611,028

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 0.6% (continued)
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
KNOT Offshore Partners LP	503,895	$4,998,638

Total Foreign Common Stocks (Cost $14,856,973)		11,609,666

SHORT-TERM INVESTMENTS - 1.1% (Cost $22,044,206)
Investment Companies - 1.1%
American Beacon U.S. Government Money Market Select Fund, 3.86%J K	22,044,206	22,044,206

TOTAL INVESTMENTS - 98.3% (Cost $1,992,636,916)		2,024,661,693
OTHER ASSETS, NET OF LIABILITIES - 1.7%		35,364,194

TOTAL NET ASSETS - 100.0%		$2,060,025,887

Percentages are stated as a percent of net assets.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on November 30, 2025.

B	A type of Preferred Stock that has no maturity date.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,411,370,764 or 68.5% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $13,572,193 or 0.7% of net assets.

F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	Value was determined using significant unobservable inputs.
H	Zero coupon bond.
I	Non-income producing security.
J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on November 30, 2025:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	92	December 2025	$(7,793,093)	$(7,610,125)	$182,968
CME Canadian Dollar Currency Futures	630	December 2025	(45,713,564)	(45,123,750)	589,814
CME Euro Foreign Exchange Currency Futures	630	December 2025	(92,932,838)	(91,440,563)	1,492,275

			$(146,439,495)	$(144,174,438)	$2,265,057

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

Forward Foreign Currency Contracts Open on November 30, 2025:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	59,620,614	12/7/2027	GST	$—	$(3,725,614)	$(3,725,614)

						$—	$(3,725,614)	$(3,725,614)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

GST	Goldman Sachs International

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2025, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$76,797,261	$4,471,340	$—	$81,268,601
Corporate Obligations	—	1,286,737,949	—	1,286,737,949
Foreign Convertible Obligations	—	32,148,906	—	32,148,906
Foreign Corporate Obligations	—	583,891,200	6,961,165	590,852,365
Foreign Common Stocks	4,998,638	—	6,611,028	11,609,666
Short-Term Investments	22,044,206	—	—	22,044,206

Total Investments in Securities - Assets	$103,840,105	$1,907,249,395	$13,572,193	$2,024,661,693

Financial Derivative Instruments - Assets
Futures Contracts	$2,265,057	$—	$—	$2,265,057

Total Financial Derivative Instruments - Assets	$2,265,057	$—	$—	$2,265,057

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(3,725,614)	$—	$(3,725,614)

Total Financial Derivative Instruments - Liabilities	$—	$(3,725,614)	$—	$(3,725,614)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2025, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2025	Unrealized Appreciation (Depreciation) at Period End*
Foreign Corporate Obligations	$6,443,140	$518,025	$—	$(18)	$—	$18	$—	$—	$6,961,165	$300

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

Security Type	Balance as of 8/31/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2025	Unrealized Appreciation (Depreciation) at Period End*
Foreign Common Stocks	6,987,573	—	27,934,788	—	—	27,558,243	—	—	6,611,028	(3,711,220)

	$13,430,713	$518,025	$27,934,788	$(18)	$—	$27,558,261	$—	$—	$13,572,193	$(3,710,920)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended November 30, 2025, one Foreign Common Stock has been fair valued at $6,611,028 and four Foreign Corporate Obligations have been valued at $6,961,165 by the Valuation Committee due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.4%
Consumer Discretionary - 5.7%
Hotels, Restaurants & Leisure - 2.4%
Starbucks Corp.	308,329	$26,858,539

Specialty Retail - 3.3%
Lowe’s Cos., Inc.	154,577	37,481,831

Total Consumer Discretionary		64,340,370

Consumer Staples - 6.5%
Tobacco - 6.5%
Altria Group, Inc.	429,270	25,331,223
Philip Morris International, Inc.	305,720	48,144,785

		73,476,008

Total Consumer Staples		73,476,008

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	248,878	37,612,932

Financials - 19.9%
Capital Markets - 8.2%
Blackrock, Inc.	46,542	48,743,436
Charles Schwab Corp.	463,079	42,941,316

		91,684,752

Financial Services - 3.8%
Berkshire Hathaway, Inc., Class BA	84,176	43,250,471

Insurance - 7.9%
Chubb Ltd.	70,878	20,992,646
Cincinnati Financial Corp.	165,311	27,704,470
Progressive Corp.	175,306	40,108,260

		88,805,376

Total Financials		223,740,599

Health Care - 6.6%
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	94,345	31,112,151

Pharmaceuticals - 3.8%
Johnson & Johnson	207,334	42,901,551

Total Health Care		74,013,702

Industrials - 16.3%
Aerospace & Defense - 2.9%
Northrop Grumman Corp.	56,146	32,129,548

Ground Transportation - 5.1%
Norfolk Southern Corp.	196,600	57,424,894

Machinery - 3.6%
Cummins, Inc.	81,178	40,425,020

Professional Services - 2.1%
Paychex, Inc.	214,114	23,914,393

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 89.4% (continued)
Industrials - 16.3% (continued)
Trading Companies & Distributors - 2.6%
Fastenal Co.	728,689	$29,439,036

Total Industrials		183,332,891

Information Technology - 21.8%
Communications Equipment - 3.3%
Cisco Systems, Inc.	484,286	37,260,965

Electronic Equipment, Instruments & Components - 5.6%
Corning, Inc.	750,982	63,232,684

Semiconductors & Semiconductor Equipment - 3.3%
Texas Instruments, Inc.	218,459	36,760,096

Software - 3.8%
Microsoft Corp.	85,393	42,014,210

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	235,016	65,534,212

Total Information Technology		244,802,167

Materials - 3.7%
Chemicals - 3.7%
Air Products & Chemicals, Inc.	158,184	41,293,933

Real Estate - 1.6%
Specialized REITs - 1.6%
Crown Castle, Inc.	191,473	17,477,656

Utilities - 3.9%
Multi-Utilities - 3.9%
Dominion Energy, Inc.	705,005	44,253,164

Total Common Stocks (Cost $529,259,757)		1,004,343,422

FOREIGN COMMON STOCKS - 8.0%
Communication Services - 4.2%
Entertainment - 4.2%
Nintendo Co. Ltd., ADRB	2,253,509	47,684,250

Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 3.8%
TE Connectivity PLC	186,257	42,122,021

Total Foreign Common Stocks (Cost $56,923,881)		89,806,271

SHORT-TERM INVESTMENTS - 2.3% (Cost $26,105,891)
Investment Companies - 2.3%
American Beacon U.S. Government Money Market Select Fund, 3.86%C D	26,105,891	26,105,891

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2025 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.0% (Cost $36,975)
Investment Companies - 0.0%
American Beacon U.S. Government Money Market Select Fund, 3.86%C D	36,975	$36,975

TOTAL INVESTMENTS - 99.7% (Cost $612,326,504)		1,120,292,559
OTHER ASSETS, NET OF LIABILITIES - 0.3%		3,117,659

TOTAL NET ASSETS - 100.0%		$1,123,410,218

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at November 30, 2025.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on November 30, 2025:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	89	December 2025	$29,654,924	$30,524,775	$869,851

			$29,654,924	$30,524,775	$869,851

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2025, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,004,343,422	$—	$—	$1,004,343,422
Foreign Common Stocks	89,806,271	—	—	89,806,271
Short-Term Investments	26,105,891	—	—	26,105,891
Securities Lending Collateral	36,975	—	—	36,975

Total Investments in Securities - Assets	$1,120,292,559	$—	$—	$1,120,292,559

Financial Derivative Instruments - Assets
Futures Contracts	$869,851	$—	$—	$869,851

Total Financial Derivative Instruments - Assets	$869,851	$—	$—	$869,851

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2025 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2025 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2025 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.